Investment in Green Technology Metals	9 Months Ended
Sep. 30, 2024
Disclosure of interest in other entities [abstract]
Investment in Green Technology Metals
6.
INVESTMENT IN GREEN TECHNOLOGY METALS

On April 28, 2022, LAC North America entered into an agreement to acquire shares of Green Technology Metals Limited (ASX: GT1) (“GT1”), a North American focused lithium exploration and development public company with hard rock spodumene assets in north-western Ontario, Canada, in a private placement for total consideration of $10,000.

As at September 30, 2024, the Company holds 13,301 common shares, representing approximately 3% of the issued and outstanding shares of GT1 with a fair value of $829 (December 31, 2023 - $2,580) determined based on the market price of GT1 shares as of such date. A gain on change in fair value of GT1 shares of $146 (2023 - loss of $2,724) and a loss on change in fair value of $1,751 (2023 - $3,861) respectively were recognized in the Condensed Consolidated Interim Statements of Comprehensive Loss for the three and nine month periods ended September 30, 2024.

The Company’s investment in GT1 is classified as a Level 1 financial instrument (Note 21).